Investments - Narrative (Details) $ in Millions	6 Months Ended
	Jun. 30, 2026 USD ($)	Apr. 18, 2024
Disclosure of joint ventures [line items]
Non-current investments accounted for at fair value	$ 98.1
Current Investments Accounted for at Fair Value	8.3
Dividends received	3.9
Anglo Eastern Univan Group Limited
Disclosure of joint ventures [line items]
Non-current investments accounted for at fair value	$ 45.0
Proportion of ownership interest in investment	0.10
SwissMarine
Disclosure of joint ventures [line items]
Proportion of ownership interest in investment		0.1592
SwissMarine | Golden Ocean Group Limited
Disclosure of joint ventures [line items]
Non-current investments accounted for at fair value	$ 44.8